Shareholder Report, Holdings (Details)	May 31, 2026
C000244046 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244046 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244046 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244046 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244046 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244046 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244046 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244046 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244046 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244046 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244046 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	98.90%
C000244046 | Cash & Equivalent60934N500
Holdings [Line Items]
Percent of Total Investments	1.10%
C000244046 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244046 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000244046 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244046 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244046 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244046 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244046 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000244046 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000244046 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244046 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000244046 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000244046 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000244048 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244048 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244048 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244048 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244048 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244048 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244048 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244048 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244048 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244048 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244048 | Cash & Equivalent60934N500
Holdings [Line Items]
Percent of Total Investments	1.90%
C000244048 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244048 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244048 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244048 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244048 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000244048 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244048 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244048 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000244048 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000244048 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000244048 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000244048 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000244048 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	98.10%
C000244047 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244047 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244047 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244047 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244047 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244047 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244047 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244047 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244047 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244047 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244047 | Cash & Equivalent60934N500
Holdings [Line Items]
Percent of Total Investments	1.90%
C000244047 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244047 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244047 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244047 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244047 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000244047 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244047 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244047 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000244047 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000244047 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000244047 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000244047 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000244047 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	98.10%
C000244050 | G25457105 | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244050 | 76118Y104 | Resideo Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244050 | 019330109 | Allient, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 667746101 | Northwest Pipe Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 910340108 | United Fire Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244050 | 29402E102 | Envela Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 732344106 | Ponce Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244050 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244050 | Cash & Equivalent60934N500
Holdings [Line Items]
Percent of Total Investments	1.60%
C000244050 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244050 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244050 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244050 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244050 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244050 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244050 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244050 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000244050 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000244050 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000244050 | Technology82657M105
Holdings [Line Items]
Percent of Total Investments	98.40%
C000244049 | G25457105 | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244049 | 76118Y104 | Resideo Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244049 | 019330109 | Allient, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 667746101 | Northwest Pipe Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 910340108 | United Fire Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244049 | 29402E102 | Envela Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 732344106 | Ponce Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244049 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244049 | Cash & Equivalent60934N500
Holdings [Line Items]
Percent of Total Investments	1.60%
C000244049 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244049 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244049 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244049 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244049 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244049 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244049 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244049 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000244049 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000244049 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000244049 | Technology82657M105
Holdings [Line Items]
Percent of Total Investments	98.40%